NOTE PAYABLE - RELATED PARTY (Details Narrative)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
NOTE PAYABLE - RELATED PARTY
Interest rate	10.00%	34.00%	21.00%